Goodwill and intangible assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning balance	$ 17,350	$ 17,564
Dispositions		(65)
Foreign currency translation	36	(149)
Ending balance	17,386	17,350
Investment Services
Goodwill [Roll Forward]
Beginning balance	8,333	8,389
Dispositions		0
Foreign currency translation	(1)	(56)
Ending balance	8,332	8,333
Investment Management
Goodwill [Roll Forward]
Beginning balance	8,970	9,128
Dispositions		(65)
Foreign currency translation	37	(93)
Ending balance	9,007	8,970
Other
Goodwill [Roll Forward]
Beginning balance	47	47
Dispositions		0
Foreign currency translation	0	0
Ending balance	$ 47	$ 47